Additional Information —&thinsp;Condensed Financial Statements of the Parent Company (Tables)	12 Months Ended
Dec. 31, 2024
Condensed Financial Statements, Captions [Line Items]
Schedule of Condensed Balance Sheets

The following consolidated financial information of the VIE after the elimination of inter-company transactions between the VIE and its subsidiaries as of December 31, 2023 and 2024 and for the years ended December 31, 2022, 2023 and 2024 was included in the accompanying consolidated financial statements of the Group as follows:

	As of December 31,
	2023	2024
	RMB	RMB
ASSETS
Current assets:
Cash and cash equivalents	86,330	31,958
Short-term investments	226	3,000
Accounts receivable, net	445,941	781,857
Prepayments and other current assets	41,695	31,575
Amounts due from intra-Group companies	4,575	3,016
Total current assets	578,767	851,406
Non-current assets:
Restricted cash	5,000	5,000
Property, equipment and leasehold improvement, net	1,221	1,239
Intangible assets, net	8,050	5,950
Right-of-use assets	7,067	5,653
Goodwill	84,609	84,609
Other non-current assets	-	225
Total non-current assets	105,947	102,676
TOTAL ASSETS	684,714	954,082
LIABILITIES
Current liabilities:
Accounts payable	283,547	551,214
Short-term borrowings	10,000	10,000
Contract liabilities	626	125
Salary and welfare benefits payable	57,878	60,838
Tax payable	624	7,077
Amounts due to related party	55,251	-
Accrued expenses and other current liabilities	11,504	17,166
Short-term lease liabilities	2,304	3,037
Amounts due to intra-Group companies	158,648	149,056
Total current liabilities	580,382	798,513
Non-current liabilities:
Deferred tax liabilities	2,013	1,488
Long-term lease liabilities	4,550	2,137
Amounts due to related party	-	45,811
Deferred revenue	1,432	1,432
Amounts due to intra-Group companies	244,471	230,705
Total non-current liabilities	252,466	281,573
TOTAL LIABILITIES (without recourse to the primary beneficiary)	832,848	1,080,086

Schedule of Condensed statements of cash flows
	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Cash flows from operating activities:
Net cash generated from transactions with intra-Group companies	17,200	35,000	8,455
Net cash (provided by)/generated from transactions with external parties	(86,816)	108,170	34,824
Net cash (used in)/generated from operating activities	(69,616)	143,170	43,279
Net cash used in transactions with external parties	(1,025)	(686)	(4,830)
Net cash used in investing activities	(1,025)	(686)	(4,830)
Net cash generated from/(used in) transactions with intra-Group companies	34,823	(63,485)	(87,821)
Net cash used in transactions with third-parties	(10,000)	(7,563)	(5,000)
Net cash generated from/(used in) financing activities	24,823	(71,048)	(92,821)
Effect of foreign exchange rate changes on cash, cash equivalents and restricted cash	1,074	-	-
Net (decrease)/increase in cash and cash equivalents	(44,744)	71,436	(54,372)

Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Schedule of Condensed statements of operations and comprehensive loss

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Operating expenses:
General and administrative expenses	(13,787)	(14,272)	(24,307)
Total operating expense	(13,787)	(14,272)	(24,307)
Other expense
Interest income from VIE	1,692	1,790	2,107
Share of loss of subsidiaries, VIE and subsidiaries of VIE	(77,878)	(149,974)	(45,658)
Others, net	(1,049)	3,024	6,856
Loss before income tax	(91,022)	(159,432)	(61,002)
Income tax expense	-	(158)	(234)
Net loss	(91,022)	(159,590)	(61,236)
Accretions to preferred shares redemption value	(188,271)	(762,169)	-
Net loss attributable to Cheche’s ordinary shareholders	(279,293)	(921,759)	(61,236)
Net loss	(91,022)	(159,590)	(61,236)
Other comprehensive loss:
Foreign currency translation adjustment, net of nil tax	8,207	1,621	4,739
Fair value changes of amounts due to related party due to own credit risk	(476)	(405)	197
Total comprehensive loss	(83,291)	(158,374)	(56,300)
Accretions to preferred shares redemption value	(188,271)	(762,169)	-
Total comprehensive loss to Cheche’s ordinary shareholders	(271,562)	(920,543)	(56,300)

Schedule of Condensed Balance Sheets

	As of December 31,	As of December 31,
	2023	2024
	RMB	RMB
Current assets:
Cash and cash equivalents	119,033	58,898
Short-term investments	-	32,423
Amount due from the subsidiaries of the Group	1,520	879
Prepayments and other current assets	1,118	4,642
Total current assets	121,671	96,842
Non-current assets:
Other non-current assets	4,149	4,305
Amounts due from the subsidiaries of the Group	638,290	650,302
Total non-current assets	642,439	654,607
TOTAL ASSETS	764,110	751,449
Current liabilities:
Accrued expenses and other current liabilities	11,310	6,468
Warrant	850	-
Deficit in subsidiaries, VIE and subsidiaries of VIE	365,377	383,182
Amounts due to the subsidiaries of the Group	2,972	3,016
Total current liabilities	380,509	392,666
Non-current liabilities:
Warrant	5,419	3,032
Total non-current liabilities	5,419	3,032
Total liabilities	385,928	395,698
Mezzanine equity
Convertible redeemable preferred shares	-	-
Total mezzanine equity:	-	-
Shareholders’ equity:
Ordinary shares *	5	6
Treasury stock*	(1,025)	(1,025)
Additional paid-in capital*	2,491,873	2,525,741
Accumulated deficit	(2,113,821)	(2,175,057)
Accumulated other comprehensive loss	1,150	6,086
Total shareholders’ equity	378,182	355,751
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ EQUITY	764,110	751,449

*	Shares outstanding for all periods reflect the adjustment for Reverse Recapitalization (Note 3).

Schedule of Condensed statements of cash flows

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Net cash used in operating activities	(6,352)	(20,885)	(26,291)
Cash flows from investing activities
Cash paid for investments in subsidiaries, VIE and subsidiaries of VIE	(172,030)	-	-
Placement of short-term investments	-	-	(161,739)
Cash received from maturities of short-term investments	63,757	-	129,392
Net cash used in investing activities	(108,273)	-	(32,347)
Cash flows from financing activities
Proceeds from PIPE financing – Prime Impact Cayman LLC	-	8,609	-
Proceeds from PIPE financing – World Dynamic Limited	-	93,436	-
Proceeds from PIPE financing – Goldrock Holdings Limited	-	35,863	-
Cash payment for redemption of Series C convertible redeemable preferred shares	(137,202)	-	-
Cash repayments of long-term borrowings to a third party	(11,840)	-	-
Cash payment for settling a dispute with a security holder	-	-	(3,055)
Net cash (used in)/generated from financing activities	(149,042)	137,908	(3,055)
Effect of exchange rate changes on cash and cash equivalents and restricted cash	11,725	1,002	1,558
Net (decrease)/increase in cash and cash equivalents and restricted cash	(251,942)	118,025	(60,135)
Cash and cash equivalents at beginning of the year	252,950	1,008	119,033
Cash and cash equivalents and restricted cash at end of the year	1,008	119,033	58,898